ADDITIONAL INFORMATION TO THE STATEMENTS OF COMPREHENSIVE LOSS (Tables)	12 Months Ended
Dec. 31, 2024
Additional Information To Statements Of Comprehensive Loss
Schedule of additional information on revenues

	Year ended December 31,
	2024	2023	2022

Revenues from sale	$22,413	$20,372	$16,182
Revenues from lease	14,501	8,523	9,244
Revenues from sale related service	3,412	2,311	1,276
Revenues from other service	690	579	475

	$41,016	$31,785	$27,177

Schedule of Cost of revenues

	Year ended December 31,
	2024	2023		2022
Customer A	19%	15%		*	)
Customer B	11%	*	)	16%

*) Less than 10%

Geographic information:

Revenues reported in the financial statements based on the location of the customers, are as follows:

	Year ended December 31,
	2024	%	2023	%	2022	%
U.S.	$33,227	81	$23,979	75	$20,300	75
Other	7,789	19	7,806	25	6,877	25
	$41,016	100	$31,785	100	$27,177	100

b.	Cost of revenues:

	Year ended December 31,
	2024	2023	2022
Cost of revenues from sale	$5,997	$5,792	$4,917
Cost of revenues from lease	3,562	1,670	1,790
Cost of revenues from sale related service	648	678	324
Cost of revenues from other service	228	168	98

	$10,435	$8,308	$7,129

Schedule of Cost of revenues

	Year ended December 31,
	2024	%	2023	%	2022	%
U.S.	$33,227	81	$23,979	75	$20,300	75
Other	7,789	19	7,806	25	6,877	25
	$41,016	100	$31,785	100	$27,177	100

b.	Cost of revenues:

	Year ended December 31,
	2024	2023	2022
Cost of revenues from sale	$5,997	$5,792	$4,917
Cost of revenues from lease	3,562	1,670	1,790
Cost of revenues from sale related service	648	678	324
Cost of revenues from other service	228	168	98

	$10,435	$8,308	$7,129

Schedule of Cost of revenues

	Year ended December 31,
	2024	2023	2022
Cost of revenues from sale	$5,997	$5,792	$4,917
Cost of revenues from lease	3,562	1,670	1,790
Cost of revenues from sale related service	648	678	324
Cost of revenues from other service	228	168	98

	$10,435	$8,308	$7,129

Schedule of research and development expenses, net

	Year ended December 31,
	2024	2023	2022
Salaries and related benefits	$4,413	$4,012	$4,516
Subcontractors	1,420	1,564	1,318
Laboratory materials	346	333	494
Patents	287	133	200
Share-based payment	318	264	357
Travel	43	48	14
Depreciation	201	108	99
Other	162	235	690
Less: Government grants	-	(32)	(10)

	$7,190	$6,665	$7,678

Schedule of selling and marketing expenses

	Year ended December 31,
	2024	2023	2022
Salaries and related benefits	$9,019	$10,273	$10,268
Agent commissions	222	489	425
Marketing, advertising and events	3,083	2,729	3,835
Travel	1,547	1,542	1,915
Share-based payment	180	126	486
Depreciation	214	137	143
Collection costs and other	1,938	1,160	1,127

	$16,203	$16,456	$18,199

Schedule of general and administrative expenses

	Year ended December 31,
	2024	2023	2022
Salaries and related benefits	$2,073	$2,689	$2,324
Professional fees and office expenses	2,023	2,638	3,310
Depreciation	185	141	312
Travel	27	16	11
Allowance for doubtful accounts	570	(145)	281
Share-based payment	919	(24)	616
	$5,797	$5,315	$6,854

Schedule of finance income and expense

	Year ended December 31,
	2024	2023	2022
Finance income:
Interest-income revaluation of bank deposits	$2,477	$2,171	$1,109
Remeasurement of warrants	996	-	8
Hedging	111	-	-
	3,584	2,171	1,117
Finance expense:
Liability in respect of government grants	1,119	799	1,148
Bank commissions	36	27	22
Exchange rate differences	160	61	252
Interest expense of lease liability	127	48	46
Hedging	-	223	-
Other	74	-	-
	1,516	115	1,468
Finance income (expense), net	$2,068	$1,013	$(351)